FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2006

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                  New York, New York       November 14, 2006
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   62
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Form 13F Information Table Value Total:   $ 443,760 (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
--------------------------------------------------------------------------------

          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                               September 30, 2006


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------

ALFA CORP                        COM             015385107        3754     217348   SH        Sole                 217348
ALTRIA GROUP INC                 COM             02209S103       36003     470321   SH        Sole                 470321
AMGEN INC                        COM             031162100        5277      73775   SH        Sole                  73775
ANADARKO PETE CORP               COM             032511107       66060    1507182   SH        Sole                1507182
ASSOCIATED BANC CORP             COM             045487105         923      28408   SH        Sole                  28408
BIOGEN IDEC INC                  COM             09062X103        8478     189740   SH        Sole                 189740
BROOKLYN FEDERAL BANCORP INC     COM             114039100         310      24004   SH        Sole                  24004
CARDINAL HEALTH INC              COM             14149Y108         986      15000   SH        Sole                  15000
CELESTICA INC                    SUB VTG SHS     15101Q108         509      47423   SH        Sole                  47423
CF INDS HLDGS INC                COM             125269100        3434     201200   SH        Sole                 201200
CHARTER FINL CORP WEST PT GA     COM             16122M100       19674     491966   SH        Sole                 491966
CIENA CORP                       COM             171779101         723      26516   SH        Sole                  26516
COLONIAL BANKSHARES INC          COM             195572102        2553     202126   SH        Sole                 202126
CONEXANT SYSTEMS INC             COM             207142100         756     377829   SH        Sole                 377829
CONOCOPHILLIPS                   COM             20825C104        3887      65300   SH        Sole                  65300
DARWIN PROFESSIONAL UNDERWRI     COM             237502109        2443     110000   SH        Sole                 110000
DEUTSCHE TELEKOM AG              SPONSORED ADR   251566105        1395      87912   SH        Sole                  87912
ERIE INDTY CO                    CL A            29530P102       56290    1074853   SH        Sole                1074853
EXPEDIA INC DEL                  COM             30212P105         593      37788   SH        Sole                  37788
FAIR ISAAC CORP                  COM             303250104        1394      38131   SH        Sole                  38131
FIFTH THIRD BANCORP              COM             316773100        1670      43852   SH        Sole                  43852
FIRST BANCTRUST CORP             COM             31868F102         481      39753   SH        Sole                  39753
FIRST CMNTY CORP S C             COM             319835104         274      15240   SH        Sole                  15240
FIRST CTZNS BANCSHARES INC N     CL A            31946M103        1227       6423   SH        Sole                   6423
FIRST FED BANKSHARES INC DEL     COM             32020V100         460      21193   SH        Sole                  21193
FIRST FED NORTHN MICH BANCOR     COM             32021X105        1139     119920   SH        Sole                 119920
FRANKLIN CR MGMT CORP            COM NEW         353487200        1447     209709   SH        Sole                 209709



GENERAL ELECTRIC CO              COM             369604103        3478      98520   SH        Sole                  98520
GOLD KIST INC                    COM             380614107       20118     965378   SH        Sole                 965378
HERITAGE FINL GROUP              COM             42725U109        6398     414383   SH        Sole                 414383
IAC INTERACTIVECORP              COM NEW         44919P300        1087      37788   SH        Sole                  37788
INGERSOLL-RAND COMPANY LTD       CL A            G4776G101        7558     199000   SH        Sole                 199000
IPSCO INC                        COM             462622101        7800      90000   SH        Sole                  90000
JDS UNIPHASE CORP                COM             46612J101         103      47000   SH        Sole                  47000
JOY GLOBAL INC                   COM             481165108        1889      50271   SH        Sole                  50271
KEARNY FINL CORP                 COM             487169104       15596    1027404   SH        Sole                1027404
LAKE SHORE BANCORP INC           COM             510700107        1360     122500   SH        Sole                 122500
LIBERTY BANCORP INC              COM             53017Q102         231      22540   SH        Sole                  22540
MCDERMOTT INTL INC               COM             580037109       24503     586200   SH        Sole                 586200
NEW YORK CMNTY BANCORP INC       COM             649445103        1209      73825   SH        Sole                  73825
NORTHEAST CMNTY BANCORP INC      COM             664112109        4942     435459   SH        Sole                 435459
NORTHEAST UTILS                  COM             664397106       19951     857383   SH        Sole                 857383
NORTHWEST BANCORP INC PA         COM             667328108       12946     507673   SH        Sole                 507673
NOVELIS INC                      COM             67000X106       13586     530900   SH        Sole                 530900
PATHFINDER BANCORP INC           COM             70320A103         456      32200   SH        Sole                  32200
PG&E CORP                        COM             69331C108        9532     228866   SH        Sole                 228866
PSB HLDGS INC                    COM             69360W108        1857     171437   SH        Sole                 171437
REALOGY CORP                     COM             75605E100        9072     400000   SH        Sole                 400000
RIVER VY BANCORP                 COM             768475105         797      44732   SH        Sole                  44732
SANMINA SCI CORP                 COM             800907107        1252     334783   SH        Sole                 334783
SIERRA PAC RES NEW               COM             826428104        3595     250700   SH        Sole                 250700
SOLECTRON  CORP                  COM             834182107         170      52299   SH        Sole                  52299
SUN-TIMES MEDIA GROUP INC        COM             86688Q100        6580    1000000   SH        Sole                1000000
SYMANTEC CORP                    COM             871503108         406      19065   SH        Sole                  19065
TAL INTL GROUP INC               COM             874083108        5220     246100   SH        Sole                 246100
TELEPHONE & DATA SYS INC         SPL COM         879433860       14267     349252   SH        Sole                 349252
TEXAS INSTRS INC                 COM             882508104         627      18850   SH        Sole                  18850
TRANSOCEAN INC                   ORD             G90078109       14646     200000   SH        Sole                 200000

UNITED CMNTY BANCORP             COM             90984H103        2495     233000   SH        Sole                 233000
UNITED FINANCIAL BANCORP INC     COM             91030R103        1460     112900   SH        Sole                 112900
WAYNE SVGS BANCSHARES INC NE     COM             94624Q101        2278     154720   SH        Sole                 154720
YAHOO INC                        COM             984332106        4155     164362   SH        Sole                 164362



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